Share-Based Payments - Summary of Restricted Share Units and Share Options Granted (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Average exercise price, Beginning of the period | $ / shares	$ 5.32	$ 6.86
Average exercise price, Granted during the period | $ / shares	0.002	1.76
Average exercise price, Exercised during the period | $ / shares	2.98	0.5
Average exercise price, Cancelled during the period | $ / shares		0
Average exercise price, Forfeited during the period | $ / shares	13.18	13.96
Average exercise price, End of the period | $ / shares	4.02	5.32
Average exercise price per share, Vested and exercisable at the end of the period | $ / shares	$ 9.06	$ 8.73
Number of options and RSUs and PSUs, Beginning of the period | shares	7,507,841	6,962,302
Number of options and RSUs and PSUs, Granted during the period | shares	1,548,527	2,446,559
Number of options and RSUs and PSUs, Exercised during the period | shares	(751,839)	(1,067,176)
Number of options and RSUs and PSUs, Cancelled during the period | shares		(4,158)
Number of options and RSUs and PSUs, Forfeited during the period | shares	(473,049)	(829,686)
Number of options and RSUs and PSUs, End of the period | shares	7,831,480	7,507,841
Number of options and RSUs and PSUs, Vested and exercisable at the end of the period | shares	1,407,253	1,167,552